Income taxes - Reconciliation between tax expense and accounting profit at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation between tax expense and accounting profit at applicable tax rates
Profit / (loss) before taxation	¥ 906,813	¥ (1,216,192)	¥ 80,818
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	214,704	118,766	(48,050)
Tax effect of share-based compensation expenses and employee compensation expenses (Note 8(i))	20,254	70,330	96,011
Tax effect of other non-deductible expenses	10,935	10,433	6,566
Tax effect of loss from waiver of intercompany receivables of discontinued operations			(61,548)
Tax benefit from disposal of subsidiaries			(24,779)
Effect of preferential tax treatments on assessable profits of a subsidiary (Note 11(a)(3))	(18,001)	(34,218)	(34,876)
Effect of fair value changes of paid-in capital subject to redemption and other preferential rights not recognized			207,942
Tax effect of exempted and non-taxable interest income	(4,044)	(6,245)
Effect of unused tax losses not recognized	44,888	72,969	35,382
Effect of deductible temporary differences not recognized / (utilized)	(1,666)	(18,780)	34,301
Tax expense on continuing operations	¥ 267,070	¥ 213,255	¥ 210,949